OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES
Summary of operational maintenance and telecommunication service expenses

	2019	2020	2021
Operation and maintenance	20,417	19,956	21,467
Radio frequency usage charges (Note 34c.i)	5,736	5,930	6,097
Leased lines and Customer Premises Equipment ("CPE")	4,709	3,353	5,003
Concession fees and USO charges (Note 34c.iii)	2,370	2,411	2,472
Electricity, gas, and water	1,102	946	898
Cost of SIM cards and vouchers (Note 8)	645	487	673
Project management	460	538	519
Insurance	246	378	432
Vehicles rental and supporting facilities	386	334	305
Cost of sales of peripherals (Note 8)	1,109	57	66
Others (each below Rp75 billion)	273	185	201
Total	37,453	34,575	38,133